CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Notes
SCHEDULE OF FAIR VALUE WARRANTS

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

Stock Price	$0.15
Exercise price	$0.25
Expected term (in years)	5
Expected volatility	100.76%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.07%

Stock Price	$0.08
Exercise price	$0.12
Exercise price	$0.14
Expected term (in years)	5
Expected volatility	124.10%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.58%

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

Stock Price	$0.15
Exercise price	$0.25
Expected term (in years)	5
Expected volatility	100.76%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.07%

SUMMARY OF CONVERTIBLE DEBT

The following represents a summary of the Company’s convertible debt at September 30, 2022:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2021	$503,423	$-
Proceeds – net	3,000,000	-
Debt discount and issue costs recorded	(865,000)	-
Conversion of debt into common shares	(2,650,000)
Amortization of debt discount	712,977	-
Balance – September 30, 2022	$701,400	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2021	$31,657	$-
Interest Expense September 30, 2022	236,151	-
Interest conversion into common shares	(183,740)
Balance – September 30, 2022	$84,068	$-

The following represents a summary of the Company’s convertible debt at December 31, 2021:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2019	-	-
Proceeds – net	950,000	-
Original issue discount	50,000
Debt discount recorded	(1,000,000)	-
Amortization of debt discount	50,505	-
Balance – December 31, 2020	50,505	-
Proceeds – net	4,000,000	-
Debt discount recorded	(4,000,000)	-
Conversion of debt into common shares	(4,250,000)
Amortization of debt discount	4,702,918	-
Balance – December 31, 2021	$503,423	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2019	-	-
Interest Expense 2020	5,479
Balance – December 31, 2020	5,479	-
Interest Expense 2021	238,110	-
Interest conversion into common shares	(211,932)
Balance – December 31, 2021	$31,657	$-